Schedule of Investments
September 30, 2021 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 53.8%

Communication Services - 6.7%
Activision Blizzard Inc	23,376	1,809,069
Alphabet Inc - Class C (2)	2,000	5,330,620
Alphabet Inc - Class A (2)	1,392	3,721,540
AMC Entertainment Holdings Inc (2)	2,641	100,516
AT&T Inc	96,799	2,614,541
Cumulus Media Inc (2)	29	355
DHI Group Inc (2)	3,441	16,379
Electronic Arts Inc	5,366	763,314
Entravision Communications Corp	948	6,731
Facebook Inc (2)	16,219	5,504,566
Fluent Inc (2)	1,706	3,873
Gogo Inc (2)	273	4,723
Gray Television Inc	2,532	57,780
IDT Corp (2)	479	20,094
IMAX Corp (2)	168	3,189
Interpublic Group of Cos Inc/The	12,675	464,792
John Wiley & Sons Inc	504	26,314
Liberty TripAdvisor Holdings Inc (2)	4,109	12,697
Lions Gate Entertainment Corp (2)	3,024	42,911
Meredith Corp (2)	267	14,872
Netflix Inc (2)	2,249	1,372,655
News Corp	4,606	108,379
Pinterest Inc (2)	2,348	119,631
Roku Inc (2)	1,057	331,211
Sinclair Broadcast Group Inc	900	28,512
TEGNA Inc	1,768	34,865
Telephone and Data Systems Inc	3,387	66,047
Twitter Inc (2)	3,967	239,567
Verizon Communications Inc	35,205	1,901,422
Walt Disney Co/The	9,259	1,566,345
World Wrestling Entertainment Inc	597	33,587
Yelp Inc (2)	921	34,298
Ziff Davis Inc (2)	6,500	888,030

		27,243,425

Consumer Discretionary - 5.5%
Abercrombie & Fitch Co (2)	964	36,275
Adient PLC (2)	616	25,533
Amazon.com Inc (2)	1,825	5,995,198
American Axle & Manufacturing Holdings Inc (2)	1,409	12,413
American Eagle Outfitters Inc	1,218	31,424
Aptiv PLC (2)	173	25,772
Aramark	1,436	47,187
Bath & Body Works Inc	978	61,643
Bed Bath & Beyond Inc (2)	282	4,872
Best Buy Co Inc	11,558	1,221,796

Big 5 Sporting Goods Corp	344	7,926
Big Lots Inc	1,570	68,075
Biglari Holdings Inc (2)	39	6,701
Boyd Gaming Corp (2)	1,476	93,372
Brinker International Inc (2)	943	46,254
Buckle Inc/The	273	10,808
Caleres Inc	775	17,221
Capri Holdings Ltd (2)	1,903	92,124
Chico's FAS Inc (2)	113	507
Conn's Inc (2)	192	4,383
Container Store Group Inc/The (2)	46	438
Crocs Inc (2)	3,039	436,036
Dana Inc	3,086	68,633
Darden Restaurants Inc	2,629	398,215
Dave & Buster's Entertainment Inc (2)	884	33,884
Del Taco Restaurants Inc	1,134	9,900
Designer Brands Inc (2)	399	5,558
Dick's Sporting Goods Inc	1,390	166,480
Dillard's Inc	43	7,418
Domino's Pizza Inc	385	183,630
DR Horton Inc	1,591	133,596
eBay Inc	1,830	127,496
Ethan Allen Interiors Inc	157	3,721
Everi Holdings Inc (2)	1,130	27,323
Fiesta Restaurant Group Inc (2)	167	1,830
Foot Locker Inc	2,942	134,332
Ford Motor Co (2)	20,260	286,882
Fossil Group Inc (2)	271	3,211
Frank's International NV (2)	2,189	6,436
GameStop Corp (2)	337	59,133
Gap Inc/The	1,670	37,909
General Motors Co (2)	13,122	691,661
Genesco Inc (2)	12	693
Genius Brands International Inc (2)	482	656
G-III Apparel Group Ltd (2)	188	5,320
Goodyear Tire & Rubber Co/The (2)	3,078	54,481
Greenlane Holdings Inc (2)	1,389	3,292
Group 1 Automotive Inc	135	25,364
H&R Block Inc	5,939	148,475
Hibbett Inc	541	38,270
Home Depot Inc/The	8,309	2,727,512
Houghton Mifflin Harcourt Co (2)	761	10,220
International Game Technology PLC (2)	3,154	83,013
JOANN Inc	137	1,526
Kohl's Corp	1,727	81,324
Kontoor Brands Inc	207	10,340
Lands' End Inc (2)	645	15,183
Lear Corp	782	122,367
Lennar Corp	2,801	262,398
Liquidity Services Inc (2)	126	2,723
Lovesac Co/The (2)	92	6,080
Macy's Inc	2,138	48,319
MGM Resorts International	1,437	62,007
Modine Manufacturing Co (2)	1,348	15,273
Mohawk Industries Inc (2)	2,756	488,914
ODP Corp/The (2)	210	8,434
OneWater Marine Inc	1,216	48,895
Papa John's International Inc	545	69,210
Penske Automotive Group Inc	1,832	184,299

Qurate Retail Inc	4,274	43,552
RCI Hospitality Holdings Inc	292	20,005
Red Robin Gourmet Burgers Inc (2)	1,029	23,729
Red Rock Resorts Inc (2)	1,773	90,813
Rent-A-Center Inc/TX	5,916	332,538
Revolve Group Inc (2)	694	42,868
Scientific Games Corp (2)	1,217	101,096
Shoe Carnival Inc	368	11,931
Shutterstock Inc	210	23,797
Signet Jewelers Ltd	383	30,242
Smith & Wesson Brands Inc	1,468	30,476
Sonos Inc (2)	1,867	60,416
Starbucks Corp	14,066	1,551,620
Tapestry Inc	3,739	138,418
Target Corp	3,312	757,686
Tempur Sealy International Inc	333	15,455
Tenneco Inc (2)	2,680	38,244
Tesla Inc (2)	3,878	3,007,311
Texas Roadhouse Inc	1,363	124,483
Thor Industries Inc	1,445	177,388
Town Sports International Holdings Inc (2)	1,777	20
Tupperware Brands Corp (2)	276	5,829
Urban Outfitters Inc (2)	174	5,166
Vera Bradley Inc (2)	1,925	18,114
Vista Outdoor Inc (2)	49	1,975
Waitr Holdings Inc (2)	3,732	3,304
Winnebago Industries Inc	1,584	114,761
Yum! Brands Inc	4,426	541,344

		22,470,375

Consumer Staples - 1.1%
Albertsons Cos Inc	4,465	138,995
Bunge Ltd	19,796	1,609,811
Darling Ingredients Inc (2)	2,035	146,317
Hershey Co/The	10,351	1,751,907
Ingles Markets Inc	146	9,640
Kroger Co/The	892	36,064
Nu Skin Enterprises Inc	92	3,723
PepsiCo Inc	1,136	170,866
Performance Food Group Co (2)	86	3,996
Spectrum Brands Holdings Inc	327	31,284
Tyson Foods Inc	832	65,678
United Natural Foods Inc (2)	434	21,014
Walgreens Boots Alliance Inc	1,781	83,796
Walmart Inc	3,755	523,372

		4,596,463

Energy - 1.3%
Alto Ingredients Inc (2)	223	1,102
Amplify Energy Corp (2)	1,682	8,948
Antero Resources Corp (2)	2,306	43,376
APA Corp	3,528	75,605
Ardmore Shipping Corp	588	2,440
Berry Corp	185	1,334
Bristow Group Inc (2)	92	2,928

Cactus Inc	268	10,109
Centennial Resource Development Inc/DE (2)	1,116	7,477
ChampionX Corp (2)	1,036	23,165
Chevron Corp	3,338	338,640
Cimarex Energy Co	860	74,992
ConocoPhillips	7,767	526,370
CONSOL Energy Inc (2)	639	16,627
Continental Resources Inc/OK	69	3,184
Delek US Holdings Inc	900	16,173
Devon Energy Corp	6,568	233,230
DHT Holdings Inc	1,006	6,569
Diamondback Energy Inc	1,263	119,568
Dorian LPG Ltd	557	6,912
Earthstone Energy Inc (2)	374	3,441
EOG Resources Inc	3,781	303,501
Exxon Mobil Corp	42,386	2,493,145
Goodrich Petroleum Corp (2)	116	2,745
Hallador Energy Co (2)	1,603	4,745
Hess Corp	926	72,330
Laredo Petroleum Inc (2)	223	18,079
Magnolia Oil & Gas Corp	1,128	20,067
Marathon Oil Corp	477	6,521
NextDecade Corp (2)	1,006	2,797
Nine Energy Service Inc (2)	3,175	5,810
Northern Oil and Gas Inc (2)	500	10,700
Occidental Petroleum Corp	9,027	267,019
Oceaneering International Inc (2)	422	5,621
Ovintiv Inc	2,462	80,951
PDC Energy Inc	467	22,131
Peabody Energy Corp (2)	1,173	17,349
Pioneer Natural Resources Co	1,090	181,496
Range Resources Corp (2)	768	17,380
Schlumberger NV	10,370	307,367
Scorpio Tankers Inc	627	11,625
SM Energy Co	1,249	32,949
Southwestern Energy Co (2)	7,694	42,625
Talos Energy Inc (2)	1,137	15,656
Targa Resources Corp	103	5,069
Teekay Corp (2)	1,504	5,505
Transocean Ltd (2)	1,866	7,072
Uranium Energy Corp (2)	2,391	7,293
W&T Offshore Inc (2)	144	536
Whiting Petroleum Corp (2)	292	17,056
World Fuel Services Corp	71	2,387

		5,509,717

Financials - 6.4%
Affiliated Managers Group Inc	1,364	206,087
Aflac Inc	1,480	77,152
Allstate Corp/The	2,668	339,663
Ally Financial Inc	8,512	434,538
American Financial Group Inc/OH	1,105	139,042
American International Group Inc	34,121	1,872,902
Ameris Bancorp	2,615	135,666
Arbor Realty Trust Inc	1,362	25,238
Athene Holding Ltd (2)	10,061	692,901
B Riley Financial Inc	3,658	215,968
Bank of America Corp	24,361	1,034,124

Bank of New York Mellon Corp/The	7,989	414,150
Bank OZK	794	34,126
Berkshire Hathaway Inc (2)	15,329	4,183,897
BGC Partners Inc	606	3,157
Blackstone Inc	17,539	2,040,487
Brighthouse Financial Inc (2)	2,873	129,946
Cadence BanCorp	1,849	40,604
Capital Bancorp Inc	130	3,128
Capital One Financial Corp	3,305	535,311
Cathay General Bancorp	757	31,332
Charles Schwab Corp/The	5,311	386,853
Chimera Investment Corp	14,863	220,716
Cincinnati Financial Corp	445	50,828
Citigroup Inc	10,392	729,311
Citizens Financial Group Inc	4,662	219,021
Civista Bancshares Inc	664	15,425
Curo Group Holdings Corp	3,701	64,138
Customers Bancorp Inc (2)	477	20,521
East West Bancorp Inc	880	68,235
Ellington Financial Inc	5,680	103,887
Evercore Inc	2,109	281,910
Fidelity National Financial Inc	3,314	150,257
Fifth Third Bancorp	10,839	460,007
First American Financial Corp	7,072	474,178
First Financial Bankshares Inc	2,336	107,339
First Horizon Corp	17,008	277,060
FNB Corp/PA	4,801	55,788
Goldman Sachs Group Inc/The	74	27,974
Granite Point Mortgage Trust Inc	2,026	26,682
Hartford Financial Services Group Inc/The	2,605	183,001
Hilltop Holdings Inc	2,979	97,324
Invesco Ltd	5,241	126,361
Janus Henderson Group PLC	1,050	43,397
JPMorgan Chase & Co	5,600	916,664
LendingClub Corp (2)	712	20,107
LPL Financial Holdings Inc	90	14,108
Medley Management Inc (2)(6)	101	0
Meta Financial Group Inc	837	43,926
MetLife Inc	6,095	376,244
Moelis & Co	2,210	136,733
Morgan Stanley	9,396	914,325
Mr Cooper Group Inc (2)	1,501	61,796
MSCI Inc	506	307,820
Northrim BanCorp Inc	1,346	57,218
OneMain Holdings Inc	737	40,778
Oppenheimer Holdings Inc	1,524	69,022
PacWest Bancorp	1,122	50,849
PNC Financial Services Group Inc/The	2,063	403,605
Popular Inc	549	42,641
Pzena Investment Management Inc	3,249	31,970
RBB Bancorp	2,913	73,437
Redwood Trust Inc	2,222	28,642
Regions Financial Corp	15,574	331,882
Sandy Spring Bancorp Inc	956	43,804
Siebert Financial Corp (2)	468	1,568
Signature Bank/New York NY	130	35,396
Silvercrest Asset Management Group Inc	283	4,409

SLM Corp	4,664	82,086
StepStone Group Inc	174	7,419
Stewart Information Services Corp	6,018	380,699
StoneX Group Inc (2)	129	8,501
SVB Financial Group (2)	309	199,886
Synchrony Financial	35,782	1,749,024
Synovus Financial Corp	3,005	131,889
T Rowe Price Group Inc	706	138,870
Tiptree Inc	152	1,523
Truist Financial Corp	8,004	469,435
Umpqua Holdings Corp	7,496	151,794
US Bancorp	14,371	854,212
Valley National Bancorp	1,852	24,650
Virtus Investment Partners Inc	106	32,894
Walker & Dunlop Inc	1,216	138,016
Wells Fargo & Co	17,966	833,802
Western Alliance Bancorp	1,069	116,329
Zions Bancorp NA	1,232	76,248

		26,183,853

Healthcare - 10.0%
Abbott Laboratories	7,963	940,669
AbbVie Inc	20,657	2,228,271
Abeona Therapeutics Inc (2)	914	1,024
Aclaris Therapeutics Inc (2)	481	8,658
ADMA Biologics Inc (2)	94	106
Affimed NV (2)	1,771	10,945
Agilent Technologies Inc	7,087	1,116,415
Agios Pharmaceuticals Inc (2)	341	15,737
Alector Inc (2)	436	9,950
Align Technology Inc (2)	173	115,119
Alkermes PLC (2)	1,978	61,002
Allakos Inc (2)	135	14,292
Alnylam Pharmaceuticals Inc (2)	1,055	199,195
Amgen Inc	7,165	1,523,637
Amicus Therapeutics Inc (2)	275	2,626
Amneal Pharmaceuticals Inc (2)	3,573	19,080
Anavex Life Sciences Corp (2)	67	1,203
ANI Pharmaceuticals Inc (2)	373	12,242
Apellis Pharmaceuticals Inc (2)	520	17,139
Apollo Medical Holdings Inc (2)	127	11,563
Arbutus Biopharma Corp (2)	3,221	13,818
Arcutis Biotherapeutics Inc (2)	541	12,924
Arrowhead Pharmaceuticals Inc (2)	750	46,823
Assertio Holdings Inc (2)	726	658
Avalo Therapeutics Inc (2)	4,062	8,855
Avid Bioservices Inc (2)	656	14,150
Baxter International Inc	1,388	111,637
Beam Therapeutics Inc (2)	482	41,939
Becton Dickinson and Co	1,088	267,452
Beyondspring Inc (2)	672	10,591
BioDelivery Sciences International Inc (2)	4,471	16,140
Biogen Inc (2)	4,541	1,285,058
Bio-Rad Laboratories Inc (2)	128	95,482
Blueprint Medicines Corp (2)	453	46,573

Bridgebio Pharma Inc (2)	428	20,060
Bristol-Myers Squibb Co	31,586	1,868,944
Bruker Corp	301	23,508
Cardinal Health Inc	1,576	77,949
CareDx Inc (2)	1,161	73,573
CASI Pharmaceuticals Inc (2)	685	815
Cassava Sciences Inc (2)	215	13,347
Catalent Inc (2)	965	128,413
Catalyst Pharmaceuticals Inc (2)	2,831	15,004
Celcuity Inc (2)	23	414
Centogene NV (2)	1,080	11,891
Cerner Corp	16,142	1,138,334
Charles River Laboratories International Inc (2)	227	93,676
Chimerix Inc (2)	649	4,017
Community Health Systems Inc (2)	1,009	11,805
Cortexyme Inc (2)	171	15,674
Crinetics Pharmaceuticals Inc (2)	154	3,242
Cross Country Healthcare Inc (2)	61	1,296
CureVac NV (2)	95	5,189
CVS Health Corp	13,249	1,124,310
Danaher Corp	6,167	1,877,481
Denali Therapeutics Inc (2)	735	37,081
DENTSPLY SIRONA Inc	514	29,838
Dicerna Pharmaceuticals Inc (2)	912	18,386
Dynavax Technologies Corp (2)	1,070	20,555
Editas Medicine Inc (2)	622	25,552
Elanco Animal Health Inc Contingent Value Rights (2)(6)(8)	1,792	0
Eli Lilly & Co	5,736	1,325,303
Eloxx Pharmaceuticals Inc (2)	5,672	9,245
Endo International PLC (2)	2,331	7,552
Enochian Biosciences Inc (2)	99	666
Evelo Biosciences Inc (2)	1,748	12,306
Exact Sciences Corp (2)	1,138	108,622
Exelixis Inc (2)	2,764	58,431
Fate Therapeutics Inc (2)	610	36,155
Galectin Therapeutics Inc (2)	1,803	6,996
Genprex Inc (2)	2,193	5,877
Gilead Sciences Inc	14,866	1,038,390
Halozyme Therapeutics Inc (2)	55	2,237
HCA Healthcare Inc	1,801	437,139
Horizon Therapeutics Plc (2)	2,831	310,108
ICU Medical Inc (2)	68	15,870
IDEXX Laboratories Inc (2)	139	86,444
IGM Biosciences Inc (2)	42	2,762
Illumina Inc (2)	581	235,659
Incyte Corp (2)	4,514	310,473
Inogen Inc (2)	388	16,719
Inotiv Inc (2)	422	12,339
Intellia Therapeutics Inc (2)	389	52,184
Johnson & Johnson	23,303	3,763,435
Jounce Therapeutics Inc (2)	674	5,008
Kezar Life Sciences Inc (2)	1,143	9,876
La Jolla Pharmaceutical Co (2)	706	2,817
Lexicon Pharmaceuticals Inc (2)	436	2,097
Ligand Pharmaceuticals Inc (2)	37	5,155
MannKind Corp (2)	3,790	16,487
Marinus Pharmaceuticals Inc (2)	508	5,781
McKesson Corp	1,919	382,610

MEDNAX Inc (2)	451	12,822
Medtronic PLC	19,674	2,466,136
Merck & Co Inc	30,990	2,327,659
Mind Medicine MindMed Inc (2)	417	972
Mirati Therapeutics Inc (2)	475	84,032
Moderna Inc (2)	1,944	748,168
Myriad Genetics Inc (2)	717	23,152
Natera Inc (2)	659	73,439
Neurocrine Biosciences Inc (2)	29	2,781
Novavax Inc (2)	437	90,594
Ocugen Inc (2)	894	6,419
Oncocyte Corp (2)	437	1,556
Organon & Co	3,332	109,256
Palatin Technologies Inc (2)	3,025	1,340
PerkinElmer Inc	1,635	283,329
Perrigo Co PLC	5,856	277,164
Pfizer Inc	45,082	1,938,977
Portage Biotech Inc (2)	233	4,735
Precigen Inc (2)	1,302	6,497
Prothena Corp PLC (2)	373	26,569
PTC Therapeutics Inc (2)	310	11,535
Puma Biotechnology Inc (2)	2,380	16,684
Quest Diagnostics Inc	121	17,583
Radius Health Inc (2)	399	4,952
Regeneron Pharmaceuticals Inc (2)	2,620	1,585,572
REGENXBIO Inc (2)	280	11,738
Rocket Pharmaceuticals Inc (2)	872	26,064
Royalty Pharma PLC	2,699	97,542
Sage Therapeutics Inc (2)	2,362	104,660
Seagen Inc (2)	1,059	179,818
Seres Therapeutics Inc (2)	338	2,352
Sesen Bio Inc (2)	2,583	2,049
Sorrento Therapeutics Inc (2)	2,563	19,556
SpringWorks Therapeutics Inc (2)	265	16,812
STAAR Surgical Co (2)	531	68,249
Stoke Therapeutics Inc (2)	249	6,335
Stryker Corp	3,793	1,000,290
Sutro Biopharma Inc (2)	682	12,883
Syneos Health Inc (2)	554	48,464
Thermo Fisher Scientific Inc	2,942	1,680,853
Turning Point Therapeutics Inc (2)	29	1,926
Twist Bioscience Corp (2)	668	71,456
Tyme Technologies Inc (2)	739	761
Ultragenyx Pharmaceutical Inc (2)	509	45,907
United Therapeutics Corp (2)	1,322	244,015
UnitedHealth Group Inc	3,831	1,496,925
Vanda Pharmaceuticals Inc (2)	672	11,518
Veeva Systems Inc (2)	977	281,542
Vertex Pharmaceuticals Inc (2)	1,923	348,813
Viatris Inc	13,312	180,378
WaVe Life Sciences Ltd (2)	102	500
West Pharmaceutical Services Inc	442	187,647
Zentalis Pharmaceuticals Inc (2)	385	25,656
ZIOPHARM Oncology Inc (2)	948	1,725

Zoetis Inc	8,034	1,559,721

		41,064,148

Industrials - 3.8%
3M Co	6,556	1,150,054
ABM Industries Inc	1,941	87,364
Acuity Brands Inc	855	148,231
AGCO Corp	2,222	272,262
Altra Industrial Motion Corp	274	15,166
ArcBest Corp	580	47,427
Atkore Inc (2)	597	51,891
Atlas Air Worldwide Holdings Inc (2)	634	51,785
Avis Budget Group Inc (2)	427	49,750
Axon Enterprise Inc (2)	490	85,760
AZZ Inc	1,401	74,533
BlueLinx Holdings Inc (2)	141	6,892
Boise Cascade Co	5,060	273,139
Builders FirstSource Inc (2)	1,385	71,660
ChargePoint Holdings Inc (2)	248	4,958
Comfort Systems USA Inc	487	34,733
Covenant Logistics Group Inc (2)	935	25,853
CSX Corp	4,816	143,228
Donaldson Co Inc	2,971	170,565
Dover Corp	10,273	1,597,452
Eaton Corp PLC	383	57,186
EMCOR Group Inc	1,562	180,224
Emerson Electric Co	4,303	405,343
Encore Wire Corp	669	63,441
EnerSys	805	59,924
Expeditors International of Washington Inc	14,472	1,724,049
FedEx Corp	821	180,037
Genco Shipping & Trading Ltd	1,811	36,455
Generac Holdings Inc (2)	968	395,593
General Dynamics Corp	1,299	254,643
Graco Inc	2,746	192,138
GrafTech International Ltd	3,775	38,958
Herc Holdings Inc	810	132,403
Herman Miller Inc	1,090	41,049
Hertz Global Holdings Inc (2)	22	430
Hillenbrand Inc	2,063	87,987
Hubbell Inc	3,273	591,333
Huntington Ingalls Industries Inc	2,852	550,607
JB Hunt Transport Services Inc	534	89,295
Karat Packaging Inc (2)	182	3,827
Manitowoc Co Inc/The (2)	1,821	39,006
ManpowerGroup Inc	4,992	540,534
Matson Inc	788	63,599
Mesa Air Group Inc (2)	1,933	14,807
Miller Industries Inc/TN	1,398	47,588
Mueller Industries Inc	5,916	243,148
MYR Group Inc (2)	422	41,989
National Presto Industries Inc	219	17,976
nVent Electric PLC	1,175	37,988
Old Dominion Freight Line Inc	762	217,917
Oshkosh Corp	1,049	107,386
Owens Corning	2,082	178,011

Plug Power Inc (2)	984	25,131
Primoris Services Corp	2,946	72,148
Quad/Graphics Inc (2)	3,788	16,099
Quanta Services Inc	14,985	1,705,593
Regal Rexnord Corp	2,169	326,087
Resideo Technologies Inc (2)	1,078	26,724
REV Group Inc	1,116	19,151
Rush Enterprises Inc	2,943	132,906
Ryder System Inc	3,506	289,981
Saia Inc (2)	96	22,851
Shyft Group Inc/The	983	37,364
SkyWest Inc (2)	1,911	94,289
Steelcase Inc	1,270	16,104
Terex Corp	2,486	104,661
Textainer Group Holdings Ltd (2)	1,154	40,286
Textron Inc	3,334	232,747
Titan International Inc (2)	928	6,644
Titan Machinery Inc (2)	281	7,281
Triton International Ltd	1,454	75,666
TrueBlue Inc (2)	353	9,559
Union Pacific Corp	1,271	249,129
United Parcel Service Inc	3,035	552,674
Valmont Industries Inc	1,175	276,266
Vectrus Inc (2)	631	31,727
Veritiv Corp (2)	57	5,105
WESCO International Inc (2)	772	89,027
Yellow Corp (2)	1,524	8,611

		15,471,385

Information Technology - 15.3%
3D Systems Corp (2)	490	13,509
Accenture PLC	1,503	480,840
ACI Worldwide Inc (2)	4,033	123,934
Adobe Inc (2)	4,968	2,860,177
ADTRAN Inc	1,936	36,319
Alliance Data Systems Corp	706	71,228
American Software Inc/GA	716	17,005
Amkor Technology Inc	1,972	49,201
Apple Inc	61,298	8,673,667
Applied Materials Inc	16,515	2,125,976
Arrow Electronics Inc (2)	3,762	422,435
Autodesk Inc (2)	2,072	590,872
Aviat Networks Inc (2)	1,219	40,056
Avid Technology Inc (2)	181	5,235
Avnet Inc	7,484	276,683
Bill.com Holdings Inc (2)	376	100,373
Box Inc (2)	3,621	85,709
Broadcom Inc	2,367	1,147,829
Cadence Design Systems Inc (2)	11,736	1,777,300
Calix Inc (2)	1,494	73,848
Cambium Networks Corp (2)	12	434
CDK Global Inc	9,118	387,971
CDW Corp/DE	1,766	321,447
ChannelAdvisor Corp (2)	2,297	57,953
Cisco Systems Inc/Delaware	31,351	1,706,435
Cloudflare Inc (2)	1,232	138,785

Cognizant Technology Solutions Corp	6,566	487,263
CommScope Holding Co Inc (2)	3,681	50,025
CommVault Systems Inc (2)	7,244	545,546
Concentrix Corp	614	108,678
Conduent Inc (2)	5,154	33,965
Corning Inc	10,147	370,264
Crowdstrike Holdings Inc (2)	926	227,592
Diebold Nixdorf Inc (2)	850	8,594
Dolby Laboratories Inc	8,889	782,232
DXC Technology Co (2)	2,930	98,477
Dynatrace Inc (2)	841	59,686
Ebix Inc	159	4,282
EPAM Systems Inc (2)	1,818	1,037,133
Extreme Networks Inc (2)	1,317	12,972
Fortinet Inc (2)	2,140	624,966
Hewlett Packard Enterprise Co	12,000	171,000
HP Inc	29,418	804,876
HubSpot Inc (2)	173	116,964
Intel Corp	32,461	1,729,522
International Business Machines Corp	15,195	2,111,041
Intuit Inc	4,226	2,279,969
Jabil Inc	8,445	492,935
Kimball Electronics Inc (2)	898	23,141
Kulicke & Soffa Industries Inc	1,559	90,859
Lam Research Corp	503	286,282
Littelfuse Inc	254	69,411
Manhattan Associates Inc (2)	2,507	383,646
Marathon Digital Holdings Inc (2)	692	21,853
McAfee Corp	8,817	194,944
Micron Technology Inc	5,663	401,960
Microsoft Corp	43,640	12,302,971
MicroVision Inc (2)	2,445	27,017
MKS Instruments Inc	27	4,075
MongoDB Inc (2)	143	67,426
Monolithic Power Systems Inc	167	80,942
NCR Corp (2)	2,626	101,784
NortonLifeLock Inc	10,337	261,526
NVIDIA Corp	13,514	2,799,560
Okta Inc (2)	412	97,784
ON Semiconductor Corp (2)	676	30,941
Oracle Corp	17,572	1,531,048
Perficient Inc (2)	530	61,321
Plantronics Inc (2)	202	5,193
Priority Technology Holdings Inc (2)	851	5,685
Progress Software Corp	3,999	196,711
Qorvo Inc (2)	2,140	357,787
QUALCOMM Inc	16,500	2,128,170
Rimini Street Inc (2)	1,223	11,802
Riot Blockchain Inc (2)	1,086	27,910
salesforce.com Inc (2)	4,355	1,181,163
SecureWorks Corp (2)	759	15,089
SiTime Corp (2)	61	12,454
Smartsheet Inc (2)	187	12,869
Sprout Social Inc (2)	296	36,097
SPS Commerce Inc (2)	1,247	201,154
SS&C Technologies Holdings Inc	20,447	1,419,022
StarTek Inc (2)	1,269	6,992

Stratasys Ltd (2)	1,217	26,190
Synopsys Inc (2)	2,714	812,599
Teradata Corp (2)	1,405	80,577
TESSCO Technologies Inc (2)	129	720
Texas Instruments Inc	8,336	1,602,263
Trade Desk Inc/The (2)	1,902	133,711
TTEC Holdings Inc	301	28,153
Ultra Clean Holdings Inc (2)	186	7,924
Viant Technology Inc (2)	2,787	34,057
Visa Inc	4,992	1,111,968
Workday Inc (2)	105	26,238
Workiva Inc (2)	138	19,452
Xerox Holdings Corp	2,442	49,255
Xperi Holding Corp	3,666	69,067
Zebra Technologies Corp (2)	733	377,803
Zscaler Inc (2)	21	5,507

		62,585,276

Materials - 0.9%
AdvanSix Inc	1,382	54,935
Alcoa Corp	649	31,762
Amyris Inc (2)	512	7,030
Avery Dennison Corp	3,201	663,279
Avient Corp	767	35,550
Celanese Corp	741	111,624
Chemours Co/The	2,549	74,074
Cleveland-Cliffs Inc (2)	1,984	39,303
Dow Inc	4,378	251,998
Element Solutions Inc	629	13,637
Freeport-McMoRan Inc	4,799	156,111
Hawkins Inc	684	23,858
Intrepid Potash Inc (2)	89	2,750
Koppers Holdings Inc (2)	1,356	42,389
Louisiana-Pacific Corp	3,276	201,048
LyondellBasell Industries NV	2,229	209,192
Mosaic Co/The	2,737	97,766
Newmont Corp	15,691	852,021
Nucor Corp	2,134	210,178
O-I Glass Inc (2)	838	11,958
Olin Corp	1,499	72,327
Rayonier Advanced Materials Inc (2)	1,070	8,025
Reliance Steel & Aluminum Co	3,040	432,957
Ryerson Holding Corp	471	10,489
Steel Dynamics Inc	1,918	112,165
SunCoke Energy Inc	1,798	11,291
Trinseo SA	777	41,942
Tronox Holdings PLC	1,456	35,890
United States Steel Corp	749	16,456

		3,832,005

Real Estate Investment Trust - 1.8%
Altisource Portfolio Solutions SA (2)	1,924	19,009
American Homes 4 Rent	6,290	239,775
American Tower Corp	2,796	742,086
Ashford Hospitality Trust Inc (2)	608	8,950

Camden Property Trust	399	58,841
CareTrust REIT Inc	3,578	72,705
CatchMark Timber Trust Inc	2,764	32,809
CBL & Associates Properties Inc (2)	7,569	1,393
Clipper Realty Inc	61	494
CorEnergy Infrastructure Trust Inc	4,778	21,167
Corporate Office Properties Trust	5,755	155,270
CubeSmart	9,126	442,155
DiamondRock Hospitality Co (2)	545	5,150
EastGroup Properties Inc	1,082	180,294
Essential Properties Realty Trust Inc	166	4,635
Extra Space Storage Inc	5,732	962,919
Getty Realty Corp	1,105	32,388
Gladstone Commercial Corp	1,808	38,022
Healthcare Realty Trust Inc	15,468	460,637
Healthcare Trust of America Inc	10,639	315,553
Highwoods Properties Inc	248	10,877
Host Hotels & Resorts Inc (2)	556	9,079
Invitation Homes Inc	1,162	44,539
Lamar Advertising Co	8,612	977,031
Life Storage Inc	855	98,103
Mid-America Apartment Communities Inc	499	93,188
National Health Investors Inc	1,629	87,152
National Storage Affiliates Trust	10,223	539,672
Omega Healthcare Investors Inc	3,749	112,320
Paramount Group Inc	207	1,861
PotlatchDeltic Corp	868	44,771
Prologis Inc	1	125
PS Business Parks Inc	26	4,075
Public Storage	2,795	830,395
SBA Communications Corp	403	133,220
Spirit MTA REIT Liquidating Trust (2)(6)(8)	3,461	0
Stratus Properties Inc (2)	331	10,708
Universal Health Realty Income Trust	1,147	63,395
Urstadt Biddle Properties Inc	1,152	21,807
Ventas Inc	2,729	150,668
Weyerhaeuser Co	8,735	310,704

		7,337,942
Utilities - 1.0%
AES Corp/The	7,482	170,814
Duke Energy Corp	6,055	590,907
Evergy Inc	27,615	1,717,654
FirstEnergy Corp	17,379	619,040
MDU Resources Group Inc	17,427	517,059
Portland General Electric Co	3,256	152,999
UGI Corp	8,228	350,677

		4,119,150

Total Common Stocks (United States)	(Cost	$158,355,406)	220,413,739

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		994	31,192

Total Preferred Stock (United States)	(Cost	$24,845)	31,192

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(6)		3	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(6)		3	0
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		19	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		10	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (2)		157	1,383
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		57	333
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(6)		9	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		56	400
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		28	202

Total Warrants (United States)	(Cost	$3,304)	2,318

Registered Investment Companies - 13.6%

U.S. Fixed Income - 13.6%
Baird Core Plus Bond Fund - Class I		263,891	3,121,828
Dodge & Cox Income Fund		255,646	3,650,621
DoubleLine Total Return Bond Fund - Class I		407,688	4,280,729
Frost Total Return Bond Fund - Class I		487,083	5,026,697
Guggenheim Total Return Bond Fund - Class I		66,163	1,916,739
iShares 0-5 Year High Yield Corporate Bond ETF (9)		80,003	3,656,137
Lord Abbett High Yield Fund - Class I		556,879	4,232,283
PGIM Total Return Bond Fund - Class R6		163,475	1,848,907
Pioneer Bond Fund - Class K		371,362	3,747,042
Segall Bryant & Hamill Plus Bond Fund - Class I		404,168	4,397,350
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (9)		155,392	4,256,187
Vanguard Short-Term Bond ETF (9)		191,095	15,658,324

			55,792,844

Total Registered Investment Companies	(Cost	$54,303,450)	55,792,844

Money Market Registered Investment Companies - 16.3%

Meeder Institutional Prime Money Market Fund, 0.05% (3)		66,764,712	66,778,065

Total Money Market Registered Investment Companies	(Cost	$66,759,672)	66,778,065

Bank Obligations - 0.2%

First Merchants Bank Deposit Account, 0.30%, 10/1/2021 (4)		248,907	248,907
Metro City Bank Deposit Account, 0.10%, 10/1/2021 (4)		248,408	248,408
Pacific Mercantile Bank Deposit Account, 0.10%, 10/1/2021 (4)		247,010	247,010

Total Bank Obligations	(Cost	$744,325)	744,325

U.S. Government Obligations - 14.8%

U.S. Treasury Bill, 0.03%, 12/30/2021		60,605,000	60,599,318

Total U.S. Government Obligations	(Cost	$60,600,060)	60,599,318

Total Investments - 98.7%	(Cost	$340,791,062)	404,361,801

Other Assets less Liabilities - 1.3%			5,212,152

Total Net Assets - 100.0%			409,573,953

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		2,905	40,234
Meeder Dynamic Allocation Fund - Retail Class		7,238	107,629
Meeder Muirfield Fund - Retail Class		5,140	47,545
Meeder Conservative Allocation Fund - Retail Class		868	21,223

Total Trustee Deferred Compensation	(Cost	$166,167)	216,631

Futures Contracts

	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(45)	12/17/2021	(11,849,400)	232,049
Mini MSCI EAFE Index Futures	232	12/17/2021	26,297,200	(1,122,444)
Mini MSCI Emerging Markets Index Futures	74	12/17/2021	4,608,720	(164,722)
Russell 2000 Mini Index Futures	(35)	12/17/2021	(3,851,400)	44,714
Standard & Poors 500 Mini Futures	(123)	12/17/2021	(26,431,163)	772,452

Total Futures Contracts	103		(11,226,043)	(237,951)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$343,018,158	$(237,951)
Level 2 - Other Significant Observable Inputs	61,343,643	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$404,361,801	$(237,951)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock. Dividend rate unknown.

(8)	Expiration date unknown.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.